ACCOUNTS PAYABLE AND ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 4 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expense consists of the following amounts:

	September 30, 2025	December 31, 2024

Accounts payable	$1,692,263	$1,691,725
Accrued expense	873,611	745,442
	$2,565,874	$2,437,167

	September 30, 2025	December 31, 2024

Accounts payable – related party	$347,598	$346,057

NOTE 4 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expense consists of the following amounts:

	December 31, 2024	December 31, 2023
Accounts payable	$1,691,725	$1,656,613
Accrued expenses	745,442	780,708
	$2,437,167	$2,437,321

	December 31, 2024	December 31, 2023
Accounts payable – related party	$346,057	$344,099